SUPPLEMENTAL FINANCIAL INFORMATION - ADDITIONAL INFORMATION (Details) $ in Millions	12 Months Ended				72 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($) employees	Jun. 30, 2017 USD ($) employees	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost					$ 5,600
Restructuring Charges		$ 1,070	$ 754	$ 977
Severance Packages | employees		2,720	2,120
Selling, General and Administrative Expenses
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		$ 237	$ 129
Cost of Goods Sold
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		819	$ 593
Minimum
Restructuring Cost and Reserve [Line Items]
Historical Restructuring Costs Before Tax		250
Maximum
Restructuring Cost and Reserve [Line Items]
Historical Restructuring Costs Before Tax		$ 500
Subsequent Event
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 800